MERRILL LYNCH
FEDERAL
SECURITIES TRUST



FUND LOGO



Semi-Annual Report

February 29, 2000




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.




Merrill Lynch
Federal Securities Trust
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



MERRILL LYNCH FEDERAL SECURITIES TRUST


DEAR SHAREHOLDER

Economic Environment
Economic data releases in January and February 2000 continued to demonstrate that the economy remains remarkably robust. In January, unemployment was reported at 4%, the lowest rate since January 1970. This, coupled with strong income growth (0.7% in February) and the wealth effect from the strength in the stock market, pushed consumer confidence higher in January. These factors translated into spending, which propelled gross domestic product (GDP) growth to an astonishing 6.9% in February.

Despite this, inflation remains benign. In February, the producer price index (PPI) and the consumer price index were reported at 0% and 0.2%, respectively, while the PPI excluding food and energy was -0.2%. Strong economic growth, low unemployment and low inflation challenges the age-old economic principle of the Phillips Curve, which contends that there are trade-offs between inflation and unemployment.

The Federal Reserve Board seems intent on its preemptive fight against inflation. After raising short-term interest rates three times in 1999, the trend continued in 2000 as the Federal Funds rate rose another 25 basis points (0.25%) at the February Federal Open Market Committee meeting. Investors were pricing in yet another expected increase, which occurred at the March meeting. The latest increase in short-term interest rates, coupled with the 30-year Treasury bond performing relatively well in response to the Treasury's announcement of its buy-back program, created an interesting anomaly--one-year and 30-year Treasury yields are essentially the same. Interest rates for intermediate-term maturities are slightly higher. This has caused the two-year-- 30-year section of the yield curve to be inverted for the first time in over ten years.

Portfolio Strategy
During the six months ended February 29, 2000, interest rates moved higher, as illustrated by the five-year Treasury note which rose 71 basis points from 5.87% to 6.58%. In this environment, it is typical for the mortgage-backed securities (MBS) index to perform well relative to the Treasury and aggregate bond indexes. In fact, the MBS index outperformed the Treasury and aggregate bond indexes by 59 basis points and 47 basis points, respectively, for the six months ended February 29, 2000. In a general sense, our overweighting in MBS benefited the Trust's performance.

Our focus on 15-year MBS during the period also helped the Trust's relative performance. This can best be illustrated by comparing the +1.96% return on 30-year 6.50% Fannie Mae (FNMA) MBS to the +2.54% return on 15-year 6.50% FNMA MBS, a 58 basis point difference.

Our ongoing strategy is to avoid a heavy weighting in slight premium securities. These securities offer an attractive yield at current prepayment speeds but carry a higher prepayment risk. If interest rates decline and prepayments increase, the actual yield can drop quite dramatically. We do not find this risk/reward ratio attractive. However, in the current environment in which interest rates moved higher, their downward price movement was dampened and subsequently these issues outperformed lower-coupon MBS.

Looking ahead, we continue to favor MBS and are almost 100% invested in MBS. The ten-year Treasury note yield was 6.41% at the end of February. By comparison, a Government National Mortgage Association
(GNMA) 7.50% MBS, with principal and interest fully guaranteed by the US Government, traded at $98. At current prepayment speeds, the GNMA 7.50% MBS has a yield of 7.90%, almost 150 basis points more than the Treasury note.



Merrill Lynch Federal Securities Trust
February 29, 2000



There is always interest rate risk with fixed-income securities. As interest rates move higher, prices decline. However, on a relative basis, MBS appear extremely attractive, and we plan to remain fully invested. While we expect the Federal Reserve Board to raise short-term interest rates, we think longer-term interest rates may be more stable. Additionally, if yield spreads between MBS and Treasury securities tighten to more historical norms, this may help offset the effects of any interest rate increase or could generate total return should interest rates stay the same or decline.

In Conclusion
We thank you for your continued investment in Merrill Lynch Federal Securities Trust, and we look forward to discussing our outlook and strategy with you in our next report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Gregory Mark Maunz)
Gregory Mark Maunz
Senior Vice President and Portfolio Manager



April 13, 2000


On April 12, 2000, the Trust's Board of Trustees approved a change in the Trust's name from Merrill Lynch Federal Securities Trust to Merrill Lynch U.S. Government Mortgage Fund. The Trust's management believes that the new name better portrays the Trust's main investment strategies. The change in the Trust's name does not connote a change in its investment objective, which remains the same: to seek high current return through investments in US Government securities and US Government agency securities, including Government National Mortgage Association mortgage-backed securities and other mortgage-backed Government securities. The new name takes effect on April 17, 2000.



Merrill Lynch Federal Securities Trust
February 29, 2000



PERFORMANCE DATA


About Fund Performance

Investors are able to purchase shares of the Trust through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder prior to October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994. However, in the case of certain eligible investors, the shares were simultaneously exchanged for Class A Shares.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent Performance Results*
                                                                                          Ten Years/
                                                         6 Month          12 Month     Since Inception     Standardized
As of February 29, 2000                                Total Return     Total Return     Total Return      30-Day Yield
ML Federal Securities Trust Class A Shares                 +1.89%           +1.31%          +42.61%            6.11%
ML Federal Securities Trust Class B Shares                 +1.50            +0.53           +47.53             5.61
ML Federal Securities Trust Class C Shares                 +1.48            +0.49           +36.38             5.56
ML Federal Securities Trust Class D Shares                 +1.76            +1.06           +92.58             5.88

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Trust's ten-year/inception periods are from 10/21/94 for Class A & Class C Shares; from 12/23/91 for Class B Shares; and for ten years for Class D Shares.


Merrill Lynch Federal Securities Trust
February 29, 2000


PERFORMANCE DATA (concluded)


Average Annual Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/99                        +0.99%         -3.05%
Five Years Ended 12/31/99                  +7.18          +6.31
Inception (10/21/94)
through 12/31/99                           +7.01          +6.71

 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 12/31/99                        +0.22%         -3.59%
Five Years Ended 12/31/99                  +6.36          +6.36
Inception (12/23/91)
through 12/31/99                           +4.96          +4.96

 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 12/31/99                        +0.17%         -0.78%
Five Years Ended 12/31/99                  +6.33          +6.33
Inception (10/21/94)
through 12/31/99                           +6.14          +6.14

 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/99                        +0.73%         -3.29%
Five Years Ended 12/31/99                  +6.91          +6.04
Ten Years Ended 12/31/99                   +6.75          +6.32

 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
Joe Grills, Trustee
Walter Mintz, Trustee
Robert S. Salomon Jr., Trustee
Melvin R. Seiden, Trustee
Stephen B. Swensrud, Trustee
Arthur Zeikel, Trustee
Gregory Mark Maunz, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Jeffrey B. Hewson, Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



Merrill Lynch Federal Securities Trust
February 29, 2000


SCHEDULE OF INVESTMENTS
                                                             Face       Interest             Original
Issue                                                       Amount        Rate           Maturity Date(s)          Value

US Government Agency Mortgage-Backed Obligations*--99.6%
Federal Home Loan Mortgage Corporation       #W10002     $ 98,696,800      6.775(2) %       11/01/2003        $  96,439,821
Mortgage-Backed Securities--
Multi-Family+++


Federal Home Loan Mortgage Corporation                            535     10.00             7/01/2019                   567
Participation Certificates                                  6,602,081     10.50        9/01/2000--9/01/2020       7,032,607
                                                            1,671,795     11.00        8/01/2010--9/01/2020       1,796,961
                                                            1,528,833     11.50       12/01/2011--6/01/2020       1,660,250
                                                              714,635     12.00        5/01/2010--6/01/2020         783,241
                                                            1,218,151     12.50        9/01/2014--7/01/2019       1,342,969
                                                            1,966,254     13.00       11/01/2009--2/01/2016       2,172,620


Federal Home Loan Mortgage Corporation                        105,102      5.50             8/01/2000               104,268
Participation Certificates--Gold Program                      243,388      6.00             4/01/2009               231,219
                                                              175,343      6.50             9/01/2013               168,383
                                                           51,636,493      6.50       10/01/2028--7/01/2029      48,325,441
                                                           18,455,988      7.00      8/01/2011--2/01/2013(11)    18,117,978
                                                           41,447,333      7.00        9/01/2028--1/01/2030      39,760,991
                                                           12,911,743      7.50       5/01/2009--10/01/2011      12,940,213
                                                              412,048      7.50             8/01/2017               407,588
                                                           12,538,159      8.00        1/01/2007--7/01/2012      12,736,937
                                                              102,618      8.00             10/01/2027              103,033
                                                            3,489,461      8.50        1/01/2025--7/01/2025       3,582,660
                                                            2,083,120     10.50       10/01/2020--12/01/2020      2,220,455


Federal Home Loan Mortgage                   Trust 134        762,035      9.00(1)          4/01/2022               200,034
Corporation REMICs**                         Trust 1220     3,863,919     10.00             2/15/2022             3,794,023


Federal National Mortgage Association                         107,804      5.50(7)          4/01/2000               106,826
                                                            2,783,551      6.00(7)     7/01/2000--8/01/2000       2,760,586
                                                          155,408,854      6.00       11/01/2023--3/01/2029     141,125,683
                                                          322,451,804      6.50       12/01/2008--9/01/2028     306,113,309
                                                            9,791,927      7.00       11/01/2013--8/01/2029       9,630,727
                                                                  381      7.50             1/01/2025                   376
                                                              592,485      8.00        9/01/2024--9/01/2027         594,408
                                                              493,688      8.50        5/01/2010--8/01/2012         508,068
                                                           12,116,281      8.50(3)          7/15/2023            12,271,521
                                                            8,192,134      9.50             3/01/2020             8,530,060
                                                                1,690     10.50             9/01/2000                 1,706
                                                           13,873,508     11.00       2/01/2011--11/01/2020      15,140,324
                                                               15,397     11.50             6/01/2015                16,926
                                                              917,804     13.00        8/01/2010--4/01/2015       1,022,695


Federal National Mortgage Association        #0160465      33,196,135      6.16(8)          8/01/2013            30,693,551
Mortgage-Backed Securities--                 #0380332       9,461,129      6.195(7)         6/01/2005             8,974,036
Multi-Family+++                              #0375610      13,686,396      6.465(7)         6/01/2004            13,274,855
                                             #0380021       6,208,807      6.49(9)          1/01/2008             5,867,323
                                             #0073240       4,828,688      6.50(7)          11/01/2002            4,726,677
                                             #0073809      10,343,308      6.515(10)        12/01/2001           10,215,680
                                             #0073894         968,162      6.525(7)         12/01/2003              940,737
                                             #0073885         872,292      6.545(9)         1/01/2007               833,207
                                             #0073873         752,201      6.625(9)         2/01/2007               721,422
                                             #0073221       1,434,355      6.715(7)         10/01/2005            1,386,498
                                             #0375015      18,917,346      6.79(7)          4/01/2004            18,484,398
                                             #0073915       1,484,868      6.87(9)          1/01/2007             1,440,874
                                             #0073910      11,601,921      6.875(9)         1/01/2007            11,257,406


Merrill Lynch Federal Securities Trust
February 29, 2000


SCHEDULE OF INVESTMENTS (concluded)
                                                             Face       Interest             Original
Issue                                                       Amount        Rate           Maturity Date(s)          Value

USGovernment Agency Mortgage-Backed Obligations* (concluded)
Federal National Mortgage Association        #0375043    $  3,507,640      6.895(9) %       4/01/2007         $   3,406,252
Mortgage-Backed Securities--                 #0375007      11,863,835      6.94(9)          3/01/2007            11,547,496
Multi-Family+++ (concluded)                  #0375012       3,216,211      6.95(9)          4/01/2007             3,132,055
                                             #0073944      13,600,988      6.96(9)          1/01/2007            13,253,637
                                             #0073952       2,721,179      6.96(9)          1/01/2007             2,652,063
                                             #0073946       5,292,229      6.97(9)          2/01/2007             5,159,951
                                             #0073969       7,814,578      7.05(9)          2/01/2007             7,649,991
                                             #0073962       4,605,171      7.085(9)         2/01/2007             4,515,660
                                             #0073967       4,476,291      7.105(9)         2/01/2007             4,334,308
                                             #0073992       2,543,846      7.115(9)         2/01/2007             2,498,172
                                             #0375069       1,056,524      7.122(9)         4/01/2007             1,035,724
                                             #0073943       1,417,826      7.18(4)          2/01/2019             1,364,657
                                             #0073608       4,757,144      7.49(9)          8/01/2006             4,754,656
                                             #0375052       4,652,657      7.50(9)          3/01/2027             4,523,255
                                             #0109076       2,126,450      7.59(9)          8/01/2006             2,134,474
                                             #0160024       5,041,299      7.625(9)         11/01/2003            4,976,707
                                             #0160095       7,048,639      7.66(9)          3/01/2004             7,074,013


Federal National Mortgage Association        98-M1-IO2     94,625,572      0.64979(1)       2/25/2013             4,302,502
Mortgage-Backed Securities--                 94-M1-IO      73,536,963      0.87(1)          10/25/2003            1,746,503
REMICs**--Multi-Family+++                    98-M3-B       10,960,597      6.45             8/17/2013            10,077,831
                                             94-M2-A        3,705,648      6.625            2/25/2001             3,682,858
                                             97-M8-A2      19,135,000      7.16             1/25/2022            18,531,865
                                             96-M3-A2      40,500,000      7.41             3/25/2021            39,183,750


Federal National Mortgage Association        94-56-TB       5,239,230      6.50(1)          7/25/2022             1,348,002
REMICs**                                     Trust 273      4,011,664      7.00(1)          7/01/2026             1,263,617
                                             93-123-S       5,929,943      7.23125++        7/25/2000             5,755,721
                                             96-W1-AL       8,838,425      7.25             3/25/2026             8,655,558
                                             97-5-SB        3,451,022      9.00             3/17/2019             3,501,247


Government National Mortgage Association                   90,716,722      6.50       10/15/2023--7/15/2029      84,584,265
                                                          184,116,755      7.00        4/15/2023--5/15/2029     176,520,827
                                                           71,735,590      7.50        1/15/2007--6/15/2028      70,579,506
                                                           42,540,043      8.00        1/15/2024--8/15/2026      42,783,885
                                                           20,036,403     10.00       12/15/2015--12/15/2021     21,344,010
                                                               69,363     10.50        1/15/2016--4/15/2021          74,581
                                                                  165     11.00             1/15/2016                   180
                                                                2,933     11.50             8/15/2013                 3,247


Total US Government Agency Mortgage-Backed Obligations (Cost--$1,512,464,399)                                 1,438,515,164


      Face
     Amount                                                 Issue

Repurchase Agreements***--0.3%

    $4,000,000          Donaldson, Lufkin & Jenrette Securities Corp., purchased on 2/29/2000 to yield
                        5.70% to 3/01/2000                                                                        4,000,000


Total Repurchase Agreements (Cost--$4,000,000)                                                                    4,000,000


Merrill Lynch Federal Securities Trust
February 29, 2000


SCHEDULE OF INVESTMENTS (concluded)
                 Nominal Value                                                   Strike     Notification
               Covered by Options                    Issue                       Price          Date               Value

Options Purchased--0.0%
Call Options      29,149,960   Government National Mortgage Association,
Purchased                      30-Year, 6.625% Adjustable Rate Mortgage(5)(6)      100       9/20/2011(5)    $       23,320


Total Options Purchased (Cost--$0)                                                                                   23,320


Total Investments (Cost--$1,516,464,399)--99.9%                                                               1,442,538,484


Options Written--0.0%

Put Options       29,149,960   Government National Mortgage Association,
Written                        30-Year, 6.625% Adjustable Rate Mortgage(5)(6)      100       9/20/2011(5)           (29,150)


Total Options Written (Premiums Received--$0)                                                                       (29,150)


Total Investments, Net of Options Written (Cost--$1,516,464,399)--99.9%                                       1,442,509,334

Other Assets Less Liabilities--0.1%                                                                               1,538,730
                                                                                                             --------------
Net Assets--100.0%                                                                                           $1,444,048,064
                                                                                                             ==============


 (1)Represents the interest only portion of a mortgage-backed obligation.
 (2)Represents balloon mortgages that are non-amortizing and have 7-year original maturities.
 (3)Federal Housing Administration/Veterans' Administration Mortgages packaged by the Federal National Mortgage Association.
 (4)Represents balloon mortgages that amortize on a 22-year schedule and have 22-year original maturities.
 (5)Represents European style options which can be exercised only on the notification date. These options, when combined, represent a standby purchase commitment whereby the Trust is obligated to purchase the outstanding principal amount of specific GNMA, 30-year, 6.625% Adjustable Rate Mortgage pools as of September 20, 2011. For this commitment, the Trust receives a net .12% per annum based on the nominal value covered by the options.
 (6)Adjustable Rate Security. The interest rate resets annually at the 1-year Constant Maturing Treasury rate plus 1.5%, subject to a 1% annual adjustment cap and an 11% life cap.
 (7)Represents balloon mortgages that amortize on a 30-year schedule and have 7-year original maturities.
 (8)Represents balloon mortgages that amortize on a 15-year schedule and have 15-year original maturities.
 (9)Represents balloon mortgages that amortize on a 25-year or 30-year schedule and have 10-year original maturities.
(10)Represents balloon mortgages that amortize on a 30-year schedule and have 5-year original maturities.
(11)Includes a "to-be-announced" transaction. The Trust has committed to purchasing securities for which all specific information is not available at this time.
  ++Adjustable Rate Security. The interest rate resets periodically and inversely. The interest rate shown is the rate in effect as of February 29, 2000.
 +++Underlying multi-family loans have prepayment protection by means of lockout periods and/or yield maintenance premiums.
   *Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
  **Real Estate Mortgage Investment Conduits (REMICs).
 ***Repurchase Agreements are fully collateralized by US Government
    Agency Obligations.

See Notes to Financial Statements.


Merrill Lynch Federal Securities Trust
February 29, 2000


FINANCIAL INFORMATION

Statement of Assets and Liabilities as of February 29, 2000
Assets:             Investments, at value (identified cost--$1,516,464,399)                              $ 1,442,515,164
                    Options purchased, at value (cost--$0)                                                        23,320
                    Cash                                                                                         237,327
                    Receivables:
                      Securities sold                                                  $    26,042,353
                      Interest                                                               8,603,204
                      Beneficial interest sold                                               1,493,864
                      Principal paydowns                                                       246,939        36,386,360
                                                                                       ---------------
                    Prepaid registration fees and other assets                                                   142,417
                                                                                                         ---------------
                    Total assets                                                                           1,479,304,588
                                                                                                         ---------------

Liabilities:        Options written, at value (premiums received--$0)                                             29,150
                    Payables:
                      Securities purchased                                                  25,920,798
                      Beneficial interest redeemed                                           5,861,722
                      Dividends to shareholders                                              1,737,477
                      Distributor                                                              461,398
                      Investment adviser                                                       434,877        34,416,272
                                                                                       ---------------
                    Accrued expenses and other liabilities                                                       811,102
                                                                                                         ---------------
                    Total liabilities                                                                         35,256,524
                                                                                                         ---------------

Net Assets:         Net assets                                                                           $ 1,444,048,064
                                                                                                         ===============

Net Assets          Class A Shares of beneficial interest, $.10 par value, unlimited
Consist of:         number of shares authorized                                                          $     2,016,120
                    Class B Shares of beneficial interest, $.10 par value, unlimited
                    number of shares authorized                                                                5,142,685
                    Class C Shares of beneficial interest, $.10 par value, unlimited
                    number of shares authorized                                                                  402,673
                    Class D Shares of beneficial interest, $.10 par value, unlimited
                    number of shares authorized                                                                8,058,411
                    Paid-in capital in excess of par                                                       1,703,701,679
                    Accumulated realized capital losses on investments--net                                 (201,318,439)
                    Unrealized depreciation on investments--net                                              (73,955,065)
                                                                                                         ---------------
                    Net assets                                                                           $ 1,444,048,064
                                                                                                         ===============

Net Asset Value:    Class A--Based on net assets of $186,429,549 and 20,161,197
                    shares of beneficial interest outstanding                                            $          9.25
                                                                                                         ===============
                    Class B--Based on net assets of $475,427,112 and 51,426,845
                    shares of beneficial interest outstanding                                            $          9.24
                                                                                                         ===============
                    Class C--Based on net assets of $37,223,467 and 4,026,727
                    shares of beneficial interest outstanding                                            $          9.24
                                                                                                         ===============
                    Class D--Based on net assets of $744,967,936 and 80,584,112
                    shares of beneficial interest outstanding                                            $          9.24
                                                                                                         ===============

                    See Notes to Financial Statements.


Merrill Lynch Federal Securities Trust
February 29, 2000


FINANCIAL INFORMATION (continued)

Statement of Operations for the Six Months Ended February 29, 2000
Investment          Interest and discount earned                                                         $    54,755,890
Income:             Other                                                                                        205,049
                                                                                                         ---------------
                    Total income                                                                              54,960,939
                                                                                                         ---------------

Expenses:           Investment advisory fees                                           $     3,660,348
                    Account maintenance and distribution fees--Class B                       1,987,229
                    Account maintenance fees--Class D                                          970,332
                    Transfer agent fees--Class D                                               710,563
                    Transfer agent fees--Class B                                               534,355
                    Transfer agent fees--Class A                                               181,292
                    Accounting services                                                        173,683
                    Account maintenance and distribution fees--Class C                         171,758
                    Custodian fees                                                             157,858
                    Pricing fees                                                                87,032
                    Printing and shareholder reports                                            67,802
                    Professional fees                                                           57,270
                    Transfer agent fees--Class C                                                42,834
                    Registration fees                                                           41,431
                    Trustees' fees and expenses                                                 37,457
                    Loan interest expense                                                       33,448
                    Other                                                                       16,675
                                                                                       ---------------
                    Total expenses                                                                             8,931,367
                                                                                                         ---------------
                    Investment income--net                                                                    46,029,572
                                                                                                         ---------------

Realized &          Realized loss on investments--net                                                         (3,611,533)
Unrealized Loss on  Change in unrealized depreciation on investments--net                                    (15,505,329)
Investments--Net:                                                                                        ---------------
                    Net Increase in Net Assets Resulting from Operations                                 $    26,912,710
                                                                                                         ===============

                    See Notes to Financial Statements.

Statements of Changes in Net Assets
                                                                                         For the Six          For the
                                                                                         Months Ended        Year Ended
Increase (Decrease) in Net Assets:                                                      Feb. 29, 2000      Aug. 31, 1999
Operations:         Investment income--net                                             $    46,029,572   $    96,121,800
                    Realized gain (loss) on investments--net                                (3,611,533)          212,585
                    Change in unrealized appreciation/depreciation on
                    investments--net                                                       (15,505,329)      (79,217,590)
                                                                                       ---------------   ---------------
                    Net increase in net assets resulting from operations                    26,912,710        17,116,795
                                                                                       ---------------   ---------------

Dividends to        Investment income--net:
Shareholders:         Class A                                                               (6,306,339)      (14,637,036)
                      Class B                                                              (14,810,021)      (32,646,717)
                      Class C                                                               (1,189,130)       (2,533,956)
                      Class D                                                              (23,724,082)      (46,304,091)
                                                                                       ---------------   ---------------
                    Net decrease in net assets resulting from dividends to
                    shareholders                                                           (46,029,572)      (96,121,800)
                                                                                       ---------------   ---------------

Beneficial          Net decrease in net assets derived from beneficial interest
Interest            transactions                                                          (163,362,543)     (108,904,158)
Transactions:                                                                          ---------------   ---------------

Net Assets:         Total decrease in net assets                                          (182,479,405)     (187,909,163)
                    Beginning of period                                                  1,626,527,469     1,814,436,632
                                                                                       ---------------   ---------------
                    End of period                                                      $ 1,444,048,064   $ 1,626,527,469
                                                                                       ===============   ===============

                    See Notes to Financial Statements.


Merrill Lynch Federal Securities Trust
February 29, 2000


FINANCIAL INFORMATION (continued)

Financial Highlights
                                                                                         Class A
The following per share data and ratios have been derived        For the Six
from information provided in the financial statements.           Months Ended
                                                                 February 29,       For the Year Ended August 31,
Increase (Decrease) in Net Asset Value:                              2000       1999       1998        1997      1996++
Per Share           Net asset value, beginning of period          $    9.37  $    9.80  $    9.64  $    9.40   $    9.61
Operating                                                         ---------  ---------  ---------  ---------   ---------
Performance:        Investment income--net                              .29        .55        .60        .64         .64
                    Realized and unrealized gain (loss) on
                    investments--net                                   (.11)      (.43)       .16        .24        (.21)
                                                                  ---------  ---------  ---------  ---------   ---------
                    Total from investment operations                    .18        .12        .76        .88         .43
                                                                  ---------  ---------  ---------  ---------   ---------
                    Less dividends from investment
                    income--net                                        (.30)      (.55)      (.60)      (.64)       (.64)
                                                                  ---------  ---------  ---------  ---------   ---------
                    Net asset value, end of period                $    9.25  $    9.37  $    9.80  $    9.64   $    9.40
                                                                  =========  =========  =========  =========   =========

Total Investment    Based on net asset value per share                1.89%+++   1.24%      8.10%      9.66%       4.55%
Return:**                                                         =========  =========  =========  =========   =========

Ratios to Average   Expenses                                           .74%*      .70%       .68%       .65%        .62%
Net Assets:                                                       =========  =========  =========  =========   =========
                    Investment income--net                            6.34%*     5.71%      6.18%      6.73%       6.64%
                                                                  =========  =========  =========  =========   =========

Supplemental        Net assets, end of period (in thousands)      $ 186,430  $ 212,131  $ 277,568  $ 278,103   $ 231,651
Data:                                                             =========  =========  =========  =========   =========
                    Portfolio turnover                               14.34%     58.16%    301.88%    349.05%     204.14%
                                                                  =========  =========  =========  =========   =========

                                                                                         Class B
The following per share data and ratios have been derived        For the Six
from information provided in the financial statements.           Months Ended
                                                                 February 29,       For the Year Ended August 31,
Increase (Decrease) in Net Asset Value:                              2000       1999       1998       1997      1996++
Per Share           Net asset value, beginning of period          $    9.36  $    9.79  $    9.63  $    9.40   $    9.61
Operating                                                         ---------  ---------  ---------  ---------   ---------
Performance:        Investment income--net                              .26        .48        .53        .57         .57
                    Realized and unrealized gain (loss) on
                    investments--net                                   (.12)      (.43)       .16        .23        (.21)
                                                                  ---------  ---------  ---------  ---------   ---------
                    Total from investment operations                    .14        .05        .69        .80         .36
                                                                  ---------  ---------  ---------  ---------   ---------
                    Less dividends from investment
                    income--net                                        (.26)      (.48)      (.53)      (.57)       (.57)
                                                                  ---------  ---------  ---------  ---------   ---------
                    Net asset value, end of period                $    9.24  $    9.36  $    9.79  $    9.63   $    9.40
                                                                  =========  =========  =========  =========   =========

Total Investment    Based on net asset value per share                1.50%+++    .46%      7.28%      8.71%       3.72%
Return:**                                                         =========  =========  =========  =========   =========

Ratios to Average   Expenses                                          1.51%*     1.46%      1.45%      1.42%       1.39%
Net Assets:                                                       =========  =========  =========  =========   =========
                    Investment income--net                            5.57%*     4.95%      5.42%      5.98%       5.87%
                                                                  =========  =========  =========  =========   =========

Supplemental        Net assets, end of period (in thousands)      $ 475,427  $ 571,969  $ 627,818  $ 672,541   $ 924,885
Data:                                                             =========  =========  =========  =========   =========
                    Portfolio turnover                               14.34%     58.16%    301.88%    349.05%     204.14%
                                                                  =========  =========  =========  =========   =========

                  ++Based on average shares outstanding
                 +++Aggregate total investment return.
                   *Annualized.
                  **Total investment returns exclude the effects of sales charges.

                    See Notes to Financial Statements.


Merrill Lynch Federal Securities Trust
February 29, 2000


FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)
                                                                                        Class C
The following per share data and ratios have been derived       For the Six
from information provided in the financial statements.          Months Ended
                                                                February 29,       For the Year Ended August 31,
Increase (Decrease) in Net Asset Value:                             2000       1999       1998        1997      1996++
Per Share           Net asset value, beginning of period          $    9.36  $    9.79  $    9.63  $    9.40   $    9.61
Operating                                                         ---------  ---------  ---------  ---------   ---------
Performance:        Investment income--net                              .26        .48        .52        .56         .56
                    Realized and unrealized gain (loss) on
                    investments--net                                   (.12)      (.43)       .16        .23        (.21)
                                                                  ---------  ---------  ---------  ---------   ---------
                    Total from investment operations                    .14        .05        .68        .79         .35
                                                                  ---------  ---------  ---------  ---------   ---------
                    Less dividends from investment
                    income--net                                        (.26)      (.48)      (.52)      (.56)       (.56)
                                                                  ---------  ---------  ---------  ---------   ---------
                    Net asset value, end of period                $    9.24  $    9.36  $    9.79  $    9.63   $    9.40
                                                                  =========  =========  =========  =========   =========

Total Investment    Based on net asset value per share                1.48%+++    .41%      7.23%      8.66%       3.67%
Return:**                                                         =========  =========  =========  =========   =========

Ratios to Average   Expenses                                          1.56%*     1.51%      1.51%      1.47%       1.43%
Net Assets:                                                       =========  =========  =========  =========   =========
                    Investment income--net                            5.52%*     4.90%      5.35%      5.91%       5.82%
                                                                  =========  =========  =========  =========   =========
Supplemental        Net assets, end of period (in thousands)      $  37,223  $  46,614  $  43,038  $  28,723   $  22,672
Data:                                                             =========  =========  =========  =========   =========
                    Portfolio turnover                               14.34%     58.16%    301.88%    349.05%     204.14%
                                                                  =========  =========  =========  =========   =========

                                                                                         Class D
The following per share data and ratios have been derived        For the Six
from information provided in the financial statements.           Months Ended
                                                                 February 29,       For the Year Ended August 31,
Increase (Decrease) in Net Asset Value:                              2000       1999       1998        1997      1996++
Per Share           Net asset value, beginning of period          $    9.36  $    9.79  $    9.63  $    9.40   $    9.61
Operating                                                         ---------  ---------  ---------  ---------   ---------
Performance:        Investment income--net                              .29        .53        .58        .62         .62
                    Realized and unrealized gain (loss) on
                    investments--net                                   (.13)      (.43)       .16        .23        (.21)
                                                                  ---------  ---------  ---------  ---------   ---------
                    Total from investment operations                    .16        .10        .74        .85         .41
                                                                  ---------  ---------  ---------  ---------   ---------
                    Less dividends from investment
                    income--net                                        (.28)      (.53)      (.58)      (.62)       (.62)
                                                                  ---------  ---------  ---------  ---------   ---------
                    Net asset value, end of period                $    9.24  $    9.36  $    9.79  $    9.63   $    9.40
                                                                  =========  =========  =========  =========   =========

Total Investment    Based on net asset value per share                1.76%+++    .98%      7.84%      9.27%       4.28%
Return:**                                                         =========  =========  =========  =========   =========

Ratios to Average   Expenses                                           .99%*      .95%       .93%       .90%        .87%
Net Assets:                                                       =========  =========  =========  =========   =========
                    Investment income--net                            6.10%*     5.47%      5.94%      6.49%       6.39%
                                                                  =========  =========  =========  =========   =========

Supplemental        Net assets, end of period (in thousands)      $ 744,968  $ 795,813  $ 866,013  $ 927,756   $ 942,388
Data:                                                             =========  =========  =========  =========   =========
                    Portfolio turnover                               14.34%     58.16%    301.88%    349.05%     204.14%
                                                                  =========  =========  =========  =========   =========


                  ++Based on average shares outstanding
                 +++Aggregate total investment return.
                   *Annualized.
                  **Total investment returns exclude the effects of sales charges.

                    See Notes to Financial Statements.


Merrill Lynch Federal Securities Trust
February 29, 2000


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Federal Securities Trust (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Trust offers four classes of shares under the Merrill Lynch Select Pricingsm System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Securities traded in the over-the-counter market are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. The Trust employs Merrill Lynch Securities Pricing Service ("MLSPS"), an affiliate of Fund Asset Management, L.P. ("FAM"), to provide mortgage-backed securities prices for the Trust. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Securities with a remaining maturity of sixty days or less are valued on an amortized cost basis, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trustees of the Trust.

(b) Repurchase agreements--The Trust invests in US Government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Derivative financial instruments--The Trust may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Futures contracts--The Trust may purchase or sell financial futures contracts. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Trust is authorized to write and purchase call and put options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received).


Merrill Lynch Federal Securities Trust
February 29, 2000


Written and purchased options are non-income producing investments.

(d) Income taxes--It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) and extended delivery fees are recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(h) Dollar rolls--The Trust sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. As of February 29, 2000, no dollar rolls were in effect.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Trust has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following rate:


Portion of Average Daily Value of Net Assets:        Rate

Not exceeding $500 million                          .500%
In excess of $500 million but not
exceeding $1 billion                                .475%
In excess of $1 billion but not
exceeding $1.5 billion                              .450%
In excess of $1.5 billion but not
exceeding $2 billion                                .425%
In excess of $2 billion but not
exceeding $2.5 billion                              .400%
In excess of $2.5 billion but not
exceeding $3.5 billion                              .375%
In excess of $3.5 billion but not
exceeding $5 billion                                .350%
In excess of $5 billion but not
exceeding $6.5 billion                              .325%
Exceeding $6.5 billion                              .300%


Pursuant to the Distribution Plans adopted by the Trust in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Trust pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                               Account          Distribution
                           Maintenance Fee           Fee

Class B                          .25%                 .50%
Class C                          .25%                 .55%
Class D                          .25%                 --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Trust. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended February 29, 2000, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Trust's Class A and Class D Shares as follows:

                                       MLFD         MLPF&S

Class A                               $   30       $   388
Class D                               $4,918       $36,190



Merrill Lynch Federal Securities Trust
February 29, 2000


NOTES TO FINANCIAL STATEMENTS (concluded)


For the six months ended February 29, 2000, MLPF&S received contingent deferred sales charges of $516,216 and $14,475 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $288 relating to transactions subject to front-end sales charge waivers in Class D Shares.

During the six months ended February 29, 2000, the Trust paid MLSPS $5,292 for security price quotations to compute the net asset value of the Trust.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Trust's transfer agent.


Accounting services are provided to the Trust by FAM at cost.
Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, PFD, FDS, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2000 were $221,967,834 and $396,266,157, respectively.

Net realized losses for the six months ended February 29, 2000 and net unrealized gains (losses) as of February 29, 2000 were as follows:


                                   Realized       Unrealized
                                    Losses      Gains (Losses)

Long-term investments            $ (3,461,366)  $(73,949,235)
Short-term investments                   (167)            --
Options purchased                          --         23,320
Options written                            --        (29,150)
Financial futures contracts          (150,000)            --
                                 ------------   ------------
Total                            $ (3,611,533)  $(73,955,065)
                                 ============   ============


As of February 29, 2000, net unrealized depreciation for Federal income tax purposes aggregated $73,955,065, of which $855,424 related to appreciated securities and $74,810,489 related to depreciated securities. The aggregate cost of investments, including options, at February 29, 2000 for Federal income tax purposes was $1,516,464,399.

Transactions in put options written for the six months ended
February 29, 2000 were as follows:


                                  Nominal Value
                                    Covered by     Premiums
Put Options Written                  Options       Received

Outstanding put options
written, beginning of
period                             33,750,521    $        --
Options expired                    (4,600,561)            --
                                 ------------    -----------
Outstanding put options
written, end of period             29,149,960    $        --
                                 ============    ===========


4. Shares of Beneficial Interest:
Net decrease in net assets derived from beneficial interest transactions was $163,362,543 and $108,904,158 for the six months ended February 29, 2000 and the year ended August 31, 1999, respectively.

Transactions in shares of beneficial interest for each class were as follows:


Class A Shares for the Six Months                   Dollar
Ended February 29, 2000               Shares        Amount

Shares sold                         3,096,850    $ 28,924,642
Shares issued to share-
holders in reinvestment
of dividends         .                 63,760         595,777
                                 ------------    ------------
Total issued                        3,160,610      29,520,419
Shares redeemed                    (5,650,146)    (52,824,224)
                                 ------------    ------------
Net decrease                       (2,489,536)   $(23,303,805)
                                 ============    ============


Class A Shares for the Year                         Dollar
Ended August 31, 1999                 Shares        Amount

Shares sold                        12,813,289    $124,580,867
Shares issued to share-
holders in reinvestment
of dividends                          166,732       1,617,633
                                 ------------    ------------
Total issued                       12,980,021     126,198,500
Shares redeemed                   (18,663,271)   (181,013,495)
                                 ------------    ------------
Net decrease                       (5,683,250)   $(54,814,995)
                                 ============    ============


Merrill Lynch Federal Securities Trust
February 29, 2000


Class B Shares for the Six Months                   Dollar
Ended February 29, 2000               Shares        Amount

Shares sold                         4,942,269    $ 46,224,439
Shares issued to share-
holders in reinvestment
of dividends                          882,186       8,238,635
                                 ------------    ------------
Total issued                        5,824,455      54,463,074
Automatic conversion of
shares                             (1,257,152)    (11,742,914)
Shares redeemed                   (14,228,173)   (132,827,079)
                                 ------------    ------------
Net decrease                       (9,660,870)   $(90,106,919)
                                 ============    ============


Class B Shares for the Year                         Dollar
Ended August 31, 1999                 Shares        Amount

Shares sold                        27,185,080    $265,154,843
Shares issued to share-
holders in reinvestment of
dividends                           1,975,204      19,124,825
                                 ------------    ------------
Total issued                       29,160,284     284,279,668
Automatic conversion of
shares                             (2,637,770)    (25,588,976)
Shares redeemed                   (29,540,384)   (285,824,416)
                                 ------------    ------------
Net decrease                       (3,017,870)   $(27,133,724)
                                 ============    ============


Class C Shares for the Six Months                   Dollar
Ended February 29, 2000               Shares        Amount

Shares sold                           523,604    $  4,909,069
Shares issued to share-
holders in reinvestment of
dividends                              85,168         795,477
                                 ------------    ------------
Total issued                          608,772       5,704,546
Shares redeemed                    (1,561,026)    (14,564,739)
                                 ------------    ------------
Net decrease                         (952,254)   $ (8,860,193)
                                 ============    ============


Class C Shares for the Year                         Dollar
Ended August 31, 1999                 Shares        Amount

Shares sold                         4,011,973    $ 39,152,041
Shares issued to share-
holders in reinvestment of
dividends                             188,808       1,826,208
                                 ------------    ------------
Total issued                        4,200,781      40,978,249
Shares redeemed                    (3,616,701)    (35,058,808)
                                 ------------    ------------
Net increase                          584,080    $  5,919,441
                                 ============    ============


Class D Shares for the Six Months                   Dollar
Ended February 29, 2000               Shares        Amount

Shares sold                         7,034,994    $ 65,822,456
Automatic conversion of
shares                              1,257,153      11,742,914
Shares issued to share-
holders in reinvestment of
dividends                           1,089,430      10,170,895
                                 ------------    ------------
Total issued                        9,381,577      87,736,265
Shares redeemed                   (13,793,522)   (128,827,891)
                                 ------------    ------------
Net decrease                       (4,411,945)   $(41,091,626)
                                 ============    ============


Class D Shares for the Year                         Dollar
Ended August 31, 1999                 Shares        Amount

Shares sold                        12,696,069    $123,050,803
Automatic conversion of
shares                              2,637,770      25,588,976
Shares issued to share-
holders in reinvestment of
dividends                           2,234,700      21,633,063
                                 ------------    ------------
Total issued                       17,568,539     170,272,842
Shares redeemed                   (21,002,540)   (203,147,722)
                                 ------------    ------------
Net decrease                       (3,434,001)   $(32,874,880)
                                 ============    ============



5. Capital Loss Carryforward:
At August 31, 1999, the Trust had a net capital loss carryforward of approximately $192,441,000, of which $175,708,000 expires in 2003 and $16,733,000 expires in 2004. This amount will be available to offset like amounts of any future taxable gains.